Schedule of share based compensation expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total	€ 937,742	€ 847,254	€ 739,884
Unrecognized expense	2,271,990	1,404,415	907,683
Research And Development Expenses [Member] | Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	218,664	116,532	73,392
Research And Development Expenses [Member] | Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	108,455	39,800
General And Administrative Expenses [Member] | Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	242,903	436,877	505,828
General And Administrative Expenses [Member] | Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	€ 367,719	€ 254,045	€ 160,664